Average Annual Total Returns - Core Plus Bond Fund	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years	Class R5 10 Years	Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years		Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	Lipper Core Plus Bond Funds Index 1 Year	Lipper Core Plus Bond Funds Index 5 Years	Lipper Core Plus Bond Funds Index 10 Years
Total	Jun. 03, 2009	6.50%	2.77%	4.02%	5.21%	1.41%	2.57%	3.84%	1.50%	2.47%	Jun. 03, 2009	9.45%	2.91%	3.85%	Jun. 03, 2009	11.00%	3.43%	4.21%	Jun. 03, 2009	11.54%	3.94%	4.74%	Jun. 03, 2009	11.44%	3.93%	4.73%	Sep. 24, 2012	11.50%	4.00%	4.70%	[1]	8.72%	3.05%	3.75%	9.34%	3.37%	4.49%

[1]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waiver and/or expense reimbursements.